Performance Management - iShares MSCI Russia ETF	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund entered a Plan of Liquidation on June 15, 2022 (the “Effective Date”) and is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation as further described herein. Standard performance information for the Fund is not applicable because the Fund is in liquidation, no longer issues shares, and is distributing proceeds from the sale of certain investments.
The Fund has distributed $4.10 per share since the Effective Date. The net asset value of a share was $0.03 on December 31, 2024, which includes the then-current value of investments held by the Fund and a reserve amount estimated to meet the Fund’s expected transaction costs associated with the liquidation.
The Fund’s return from January 1, 2022 through December 31, 2024, based on the change in its net asset value plus the impact of distributions but without reinvestment of the distributions, is -90.23%.